INVENTORY - Summary of Inventories (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary Of Inventory [Line Items]
Inventory	$ 30,692	$ 22,977	$ 14,504
Cost
Summary Of Inventory [Line Items]
Inventory	44,671	24,642	14,504
Accumulated amortization and impairment
Summary Of Inventory [Line Items]
Inventory	$ (13,979)	$ (1,665)	$ 0